Accrued Liabilities (Details) - Schedule of Accrued Liabilities - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Accrued Liabilities [Abstract]
Accrued compensation	$ 404,364	$ 1,501,736
Accrued professional fees	702,944	794,021
Accrued insurance	201,989	590,936
Accrued sales and property taxes	1,294,305	171,660
Accrued interest and penalties	4,320,690
Other accrued expenses	385,759	84,624
Total accrued expenses	$ 7,310,051	$ 3,142,977